Foreign Exchange (Loss)/Gain	12 Months Ended
Dec. 31, 2025
Foreign Exchange (Loss)/Gain [Abstract]
Foreign exchange (loss)/gain

8. Foreign exchange (loss)/gain

	2025	2024	2023
Foreign exchange (loss)/gain	$(66)	$1,016	$1,458

The unrealized portion of the foreign exchange (loss)/gain is $118k loss (2024:$575k gain, 2023:$1,195k gain). The Group’s exposure to foreign currency exchange movement is primarily related to historical liabilities associated with the Redwing and Mazowe Mines which are denominated in ZiG. More than 90% of the Group’s transactions are denominated in USD.

On April 4, 2024, the Reserve Bank of Zimbabwe announced a new Monetary Policy Statement, introducing the ZiG currency as part of a multi-currency system and mandating its use for all pricing, debt recording, accounting, and domestic transactions. Concurrently, an inter-bank foreign exchange market was established, with the ZiG opening at an exchange rate of 1 US$ to ZiG 13.56 on April 5, 2024.